Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [Abstract]
Property, plant and equipment
11.	Property, plant and equipment

	Leasehold properties and improvements	Plant and equipment	Assets under construction	Total
	£’000	£’000	£’000	£’000
Cost:
At January 1, 2021	15,810	25,983	120	41,913
Additions	—	933	75	1,008
Transfers	59	85	(144)	—
Effect of foreign currency translation	7	(60)	—	(53)
Disposals	(231)	(139)	(35)	(405)
At December 31, 2021	15,645	26,802	16	42,463
Additions	60	1,345	382	1,787
Transfers	—	42	(42)	—
Effect of foreign currency translation	72	21	—	93
Disposals	—	(138)	—	(138)
At December 31, 2022	15,777	28,072	356	44,205
Depreciation and impairment:
At January 1, 2021	7,835	20,324	—	28,159
Depreciation charge for the year	2,386	3,125	—	5,511
Effect of foreign currency translation	4	(44)	—	(40)
Disposals	(41)	(70)	—	(111)
At December 31, 2021	10,184	23,335	—	33,519
Depreciation charge for the year	2,083	2,221	—	4,304
Effect of foreign currency translation	38	10	—	48
Disposals	—	(138)	—	(138)
At December 31, 2022	12,305	25,428	—	37,733
Carrying value:
At December 31, 2022	3,472	2,644	356	6,472
At December 31, 2021	5,461	3,467	16	8,944
At January 1, 2021	7,975	5,659	120	13,754

At December 31, 2022 and 2021, none of the Group’s property, plant and equipment was held under finance leases or similar hire purchase agreements. The Group’s property, plant and equipment is pledged as security under the Group’s loan agreement entered into with Pharmakon in November 2022.